Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 971	$ 651	$ 180
Decreases:
For current year's tax positions	0	0	0
For prior years' tax positions	0	0	0
Increases:
For current year's tax positions	551	320	471
For prior years' tax positions	17,011	0	0
Balance at the end of the year	$ 18,533	$ 971	$ 651